Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of After Tax Profits and Losses of Associates and Joint Ventures

The Group’s share of
after-tax
profits and losses of associates and joint ventures is set out below:

	2020 £m	2019 £m	2018 £m
Share of after-tax profits of associates	33	85	28
Share of after-tax (losses)/profits of joint ventures	—	(11)	3

	33	74	31

Summary of Group Held for Significant Associate
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. Innoviva’s turnover arises from royalty income from GSK in relation to Relvar/Breo Ellipta, Anoro Ellipta and Trelegy Ellipta sales.

	2020 £m	2019 £m	2018 £m
Turnover	253	193	183
Profit after taxation	174	116	134
Total comprehensive income	174	116	134

Summary of Aggregated Financial Information
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2020 £m	2019 £m	2018 £m
Share of turnover	—	32	242
Share of after-tax losses	(8)	(5)	(2)
Share of other comprehensive income	53	1	—
Share of total comprehensive income/(expense)	45	(5)	(2)